UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Robinson Alternative Yield Pre-Merger SPAC ETF
Ticker: SPAX

Semi-Annual Report

October 31, 2023

Robinson Alternative Yield Pre-Merger SPAC ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Robinson Alternative Yield Pre-Merger SPAC ETF

PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
Common Stocks (Special Purpose Acquisition Companies)	96.7%
Cash Equivalents(1)	2.7
Units (Special Purpose Acquisition Companies)	0.5
Rights (Special Purpose Acquisition Companies)	0.1
Warrants	0.0 (2)
Total	100.0%

(1)Represents short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

(2)Does not round to 0.1% or (0.1)%, as applicable.

Robinson Alternative Yield Pre-Merger SPAC ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 96.7% (1)
Special Purpose Acquisition Companies (SPACs) — 96.7%
Acropolis Infrastructure Acquisition Corp. - Class A	47,436	$490,014
Alchemy Investments Acquisition Corp 1 - Class A	2,000	20,720
AltEnergy Acquisition Corp. - Class A	33,811	355,692
Andretti Acquisition Corp. - Class A	4,063	43,799
Atlantic Coastal Acquisition Corp II - Class A	47,361	502,027
Atlantic Coastal Acquisition Corp. - Class A	39,731	419,162
Banyan Acquisition Corp. - Class A	18,130	191,815
Bellevue Life Sciences Acquisition Corp.	40,000	419,200
Berenson Acquisition Corp I - Class A	41,955	432,556
Bluescape Opportunities Acquisition Corp. - Class A	37,324	374,733
BurTech Acquisition Corp. - Class A	41,565	439,758
Cartica Acquisition Corp. - Class A	42,861	462,470
CF Acquisition Corp IV - Class A	1,778	18,971
Chain Bridge I - Class A	89	959
Clean Energy Special Situations Corp.	544	5,709
Clover Leaf Capital Corp. - Class A	5,801	66,653
Compass Digital Acquisition Corp. - Class A	5,449	57,323
Concord Acquisition Corp II - Class A	40,000	414,000
Concord Acquisition Corp III - Class A	34,700	370,249
Crixus BH3 Acquisition Co. - Class A	5,415	56,424
Crown PropTech Acquisitions - Class A	49,527	523,996
DHC Acquisition Corp. - Class A	24,723	263,300
Disruptive Acquisition Corp I - Class A	3,118	33,503
dMY Squared Technology Group, Inc.	34,003	357,032
ESH Acquisition Corp. - Class A	38,462	389,812
EVe Mobility Acquisition Corp.	44,412	476,985
ExcelFin Acquisition Corp. - Class A	37,208	396,637
Forest Road Acquisition Corp II - Class A	41,442	430,168
Four Leaf Acquisition Corp.	6,502	68,271
FTAC Emerald Acquisition Corp. - Class A	36,257	380,699
Fusion Acquisition Corp II - Class A	1,629	17,072
Future Health ESG Corp.	5,404	57,931
Gores Holdings IX, Inc. - Class A	41,475	432,584
Hudson Acquisition I Corp.	8,185	86,843
Inception Growth Acquisition Ltd.	35,009	372,496
Inflection Point Acquisition Corp II - Class A	9,744	99,730
Investcorp India Acquisition Corp. - Class A	7,840	85,417
Jaws Mustang Acquisition Corp. - Class A	30,918	333,914
Jupiter Acquisition Corp. - Class A	9,778	100,616
Kensington Capital Acquisition Corp V - Class A	40,000	428,000
KnightSwan Acquisition Corp. - Class A	45,646	481,337
LAMF Global Ventures Corp I	36,037	385,956
Landcadia Holdings IV, Inc. - Class A	34,947	363,798
Live Oak Crestview Climate Acquisition Corp. - Class A	35,000	362,950
M3-Brigade Acquisition II Corp. - Class A	50,973	531,903
Northern Star Investment Corp III - Class A	60,000	652,800
Northern Star Investment Corp IV - Class A	52,409	550,295
OmniLit Acquisition Corp. - Class A	15,612	164,394

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 96.7% (1) (Continued)
Special Purpose Acquisition Companies (SPACs) — 96.7% (Continued)
Osiris Acquisition Corp. - Class A	588	$6,062
Papaya Growth Opportunity Corp I - Class A	45,000	483,525
Pearl Holdings Acquisition Corp. - Class A	7,275	78,206
Perception Capital Corp III - Class A	38,199	398,798
Plutonian Acquisition Corp.	26,685	282,861
PowerUp Acquisition Corp.	11,035	119,840
Project Energy Reimagined Acquisition Corp. - Class A	47,436	497,129
Prospector Capital Corp. - Class A	41,654	449,863
RMG Acquisition Corp III - Class A	37,950	404,927
Roth CH Acquisition V Co.	35,963	378,690
Screaming Eagle Acquisition Corp. - Class A	13,726	144,123
Semper Paratus Acquisition Corp.	953	10,373
SilverBox Corp III	42,243	432,780
Southport Acquisition Corp. - Class A	3,043	32,241
Thunder Bridge Capital Partners III, Inc. - Class A	38,037	391,211
TMT Acquisition Corp.	19,488	204,429
Trailblazer Merger Corp I	28,202	292,314
Tristar Acquisition I Corp. - Class A	7,309	78,645
Twelve Seas Investment Co II	7,615	79,881
Vector Acquisition Corp II	18,137	190,257
Welsbach Technology Metals Acquisition Corp.	30,001	320,711
Total Common Stocks
(Cost $18,747,523)		19,247,539

Rights — 0.1% (1)
Special Purpose Acquisition Companies (SPACs) — 0.1%
ESH Acquisition Corp., Expiration: 12/13/2024 (2)	19,199	2,976
TMT Acquisition Corp., Expiration: 03/27/2028	19,488	5,067
Total Rights
(Cost $7,898)		8,043

	Units
Units — 0.5% (1)
Special Purpose Acquisition Companies (SPACs) — 0.5%
Haymaker Acquisition Corp 4	9,488	103,229
Total Units
(Cost $94,880)		103,229

	Shares
Warrants — 0.0% (1)(3)
10X Capital Venture Acquisition Corp III, Strike Price $11.50, Expires 06/30/2028	556	47
AEON Biopharma, Inc., Strike Price $11.50, Expires 07/21/2028	968	60
Aetherium Acquisition Corp., Strike Price $11.50, Expires 01/21/2028	4,565	301
Alchemy Investments Acquisition Corp 1, Strike Price $11.50, Expires 06/26/2028	1,000	158
Andretti Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	4,800	1,291
AP Acquisition Corp., Strike Price $11.50, Expires 12/07/2026	3,461	121
Arogo Capital Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	4,409	132

Robinson Alternative Yield Pre-Merger SPAC ETF

4	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Warrants — 0.0% (1)(3) (Continued)
Artemis Strategic Investment Corp., Strike Price $11.50, Expires 12/31/2027	1,351	$2
Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	5,572	67
Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	1,135	31
BurTech Acquisition Corp., Strike Price $11.50, Expires 12/18/2026	7,651	191
Canna-Global Acquisition Corp., Strike Price $11.50, Expires 02/09/2028	1,363	9
CF Acquisition Corp VII, Strike Price $11.50, Expires 03/15/2026	2,568	131
Crixus BH3 Acquisition Co., Strike Price $11.50, Expires 11/23/2026	3,592	162
Electriq Power Holdings, Inc., Strike Price $11.50, Expires 01/28/2026	705	17
Envoy Medical, Inc., Strike Price $11.50, Expires 12/31/2027	1,466	24
EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	4,142	249
Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	625	14
FinServ Acquisition Corp II, Strike Price $11.50, Expires 02/17/2026	1,377	53
FTAC Emerald Acquisition Corp., Strike Price $11.50, Expires 08/22/2028	1,295	70
Fusion Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	1,656	66
Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	5,043	138
Getaround, Inc., Strike Price $11.50, Expires 03/09/2026	897	9
Global Partner Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	784	19
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026	1,154	163
Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	3,849	161
Inflection Point Acquisition Corp II, Strike Price $11.50, Expires 07/17/2028	4,872	1,121
Investcorp India Acquisition Corp., Strike Price $11.50, Expires 06/28/2027	6,476	454
KnightSwan Acquisition Corp., Strike Price $11.50, Expires 07/21/2028	7,567	344
Northern Star Investment Corp IV, Strike Price $11.50, Expires 12/31/2027	766	46
OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	700	55
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	731	26
Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026	3,134	282
Pearl Holdings Acquisition Corp., Strike Price $11.50, Expires 12/15/2026	5,840	151
PepperLime Health Acquisition Corp., Strike Price $11.50, Expires 10/01/2026	1,444	43
Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	1,056	32
PROOF Acquisition Corp I, Strike Price $11.50, Expires 12/03/2028	5,194	319
Revelstone Capital Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	5,564	250
Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	711	28
Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	5,584	218
Spree Acquisition Corp 1 Ltd., Strike Price $11.50, Expires 12/22/2028	1,830	24
Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	4,071	218
Target Global Acquisition I Corp., Strike Price $11.50, Expires 12/31/2027	2,449	75
TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/15/2028	2,865	64
Thunder Bridge Capital Partners IV, Inc., Strike Price $11.50, Expires 04/30/2028	96	10
Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	1,129	28
Twelve Seas Investment Co II, Strike Price $11.50, Expires 03/02/2028	638	22
Zalatoris Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	385	55
Total Warrants
(Cost $31,148)		7,551

Short-Term Investments — 2.7%
Money Market Funds — 2.7%
First American Government Obligations Fund, Class X, 5.276% (4)	542,780	542,780
Total Short-Term Investments
(Cost $542,780)		542,780

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited) (Continued)

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	5

	Shares	Value
Investments Purchased With Collateral From Securities Lending — 0.0% (3)
Mount Vernon Liquid Assets Portfolio, LLC, 5.550% (4) (5)	100	$100
Total Investments Purchased With Collateral From Securities Lending
(Cost $100)		100

Total Investments in Securities — 100.0%
(Cost $19,424,329)		19,909,242
Liabilities in Excess of Other Assets - (0.0)% (3)		(8,443)
Total Net Assets — 100.0%		$19,900,799

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of October 31, 2023. As of October 31, 2023, total loaned securities had a value of $12 or 0.00% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Privately offered liquidity fund. See Note 5 to Financial Statements.

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited) (Continued)

Robinson Alternative Yield Pre-Merger SPAC ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023 (Unaudited)

Assets:
Investments in securities, at value (Cost $19,424,329) (Note 2)(1)	$19,909,242
Receivables:
Interest receivable	4,560
Securities lending income, net (Note 5)	18
Total assets	19,913,820

Liabilities:
Collateral received for securities loaned (Note 5)	100
Payables:
Management fees, net (Note 4)	12,921
Total liabilities	13,021
Net Assets	$19,900,799

Components of Nets Assets:
Paid-in capital	$18,415,372
Total distributable (accumulated) earnings (losses)	1,485,427
Net assets	$19,900,799

Net Asset Value (unlimited shares authorized):
Net assets	$19,900,799
Shares of beneficial interest issued and outstanding	925,000
Net asset value	$21.51

(1)Includes loaned securities with a value of $12.

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF OPERATIONS For the Six-Months Ended October 31, 2023 (Unaudited)

Investment Income:
Interest income	$59,355
Securities lending income, net (Note 5)	2,662
Total investment income	62,017

Expenses:
Management fees (Note 4)	104,443
Total expenses	104,443
Less: Management fee waiver (Note 4)	(33,938)
Net expenses	70,505
Net investment income (loss)	(8,488)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	870,845
Change in net unrealized appreciation/depreciation on investments	(128,416)
Net realized and unrealized gain (loss) on investments	742,429
Net increase (decrease) in net assets resulting from operations	$733,941

Robinson Alternative Yield Pre-Merger SPAC ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(8,488)	$(97,911)
Net realized gain (loss) on investments	870,845	667,943
Change in net unrealized appreciation/depreciation on investments	(128,416)	498,694
Net increase (decrease) in net assets resulting from operations	733,941	1,068,726

Distributions to Shareholders:
Net distributions to shareholders	(263,250)	(264,140)

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(8,605,418)	6,674,630
Total increase (decrease) in net assets	(8,134,727)	7,479,216

Net Assets:
Beginning of period/year	28,035,526	20,556,310
End of period/year	$19,900,799	$28,035,526

(1)Summary of share transactions is as follows:

	Six-Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023
	Shares	Value	Shares	Value
Shares sold	—	$—	325,000	$6,674,630
Shares redeemed	(400,000)	(8,605,418)	—	—
Net increase (decrease)	(400,000)	$(8,605,418)	325,000	$6,674,630

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Period Ended April 30, 2022(1)
Net asset value, beginning of period/year	$21.16		$20.56	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments(3)	0.63		0.88	0.66
Total from investment operations	0.62		0.80	0.56

Less Distributions:
From net investment income	(0.27)		(0.20)	—
Total distributions	(0.27)		(0.20)	—

Net asset value, end of period/year	$21.51		$21.16	$20.56
Total return(5)	2.96	%(4)	3.92%	2.78	%(4)

Rations/ Supplemental Data:
Net assets, end of year/period (millions)	$19.9		$28.0	$20.6
Portfolio turnover rate(6)	67	% (4)	76%	15	% (4)
Ratio of expenses to average net assets
Before management fees waived	0.85	% (7)	0.85%	0.85	% (7)
After management fees waived	0.57	% (7) (9)	0.50%	0.59	% (7) (8)
Ratio of net investment income (loss) to average net assets
Before management fees waived	(0.35	) % (7)	(0.72)%	(0.85	)% (7)
After management fees waived	(0.07	) % (7) (9)	(0.37)%	(0.59	) % (7) (8)

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

(8)Effective December 20, 2021, the Fund introduced a fee waiver in the amount of 0.35%.

(9)Effective August 29, 2023, the Fund reduced its fee waiver to 0.10%.

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robinson Capital Management, LLC (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 22, 2021.

The investment objective of the Fund is to seek to provide total return while minimizing downside risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), Special Purpose Acquisition Companies (“SPACs”) (which may also include common stock, warrants or units of SPACs, and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value is determined for securities for which quotations are not readily available, by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Robinson Alternative Yield Pre-Merger SPAC ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$13,720,732	$5,526,807	$—	$19,247,539
Rights	—	—	8,043	—	8,043
Units	—	—	103,229	—	103,229
Warrants	—	4,960	2,591	—	7,551
Short-Term Investments	—	542,780	—	—	542,780
Investments Purchased With Collateral From Securities Lending(1)	100	—	—	—	100
Total Investments in Securities	$100	$14,268,472	$5,640,670	$—	$19,909,242

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

12

Robinson Alternative Yield Pre-Merger SPAC ETF

D.Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

J.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of Investments in SPACs. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc.(the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

D.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

E.High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and may offset the level of capital appreciation attained by the Fund’s portfolio holdings thereby reducing investment returns. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

F.Initial Public Offering (“IPO”) Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

G.Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

H.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

I.Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.U.S. Government and U.S. Agency Obligations Risk. The SPACs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

K.Warrants Risk. The Fund may purchase warrants to purchase equity securities. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on average daily net assets of the Fund of 0.85%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fee incurred is paid monthly to the Adviser. Management Fees for the six-months ended October 31, 2023 are disclosed in the Statement of Operations.

The Adviser has agreed to reduce its unitary management fee to 0.75% of the Fund’s average daily net assets through at least August 28, 2024. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be higher than 0.75%. This agreement may be terminated only by, or with the consent of, the Trust’s Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings and reports for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

As of October 31, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$12	$100	0.00%

As of October 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended October 31, 2023, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended October 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $15,141,017 and $16,735,952, respectively.

For the six-months ended October 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended October 31, 2023, in-kind transactions associated with creations and redemptions for the Fund were $-and $7,048,433, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended October 31, 2023 (estimated), and the fiscal year ended April 30, 2023 was as follows:

Distributions paid from:	October 31, 2023	April 30, 2023
Ordinary income	$263,250	$264,140

As of the most recent fiscal year ended April 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$28,563,695
Gross tax unrealized appreciation	695,121
Gross tax unrealized depreciation	(399,637)
Net tax unrealized appreciation (depreciation)	295,484
Undistributed ordinary income (loss)	452,405
Undistributed long-term capital gain (loss)	266,847
Total distributable earnings	719,252
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$1,014,736

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and PFIC Adjustments.

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Unaudited) (Continued)

Net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended April 30, 2023, the Fund had not elected to defer any late year losses and had no capital loss carryovers.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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Robinson Alternative Yield Pre-Merger SPAC ETF

EXPENSE EXAMPLE For the Six Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2023 to October 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(1)
Actual	$1,000.00	$1,029.60	$2.93
Hypothetical (5% annual return before expenses)	1,000.00	1,022.25	2.92

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.57% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

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Robinson Alternative Yield Pre-Merger SPAC ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund is classified as an In-Kind ETF (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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Robinson Alternative Yield Pre-Merger SPAC ETF

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0330 or by accessing the Fund’s website at www.robinsonetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 743-0330 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.robinsonetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or on the Fund’s website at www.robinsonetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.robinsonetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.robinsonetfs.com.

Investment Adviser

Tidal Investments LLC
(f/k/a Toroso Investments, LLC)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Investment Sub-Adviser

Robinson Capital Management, LLC

63 Kercheval Avenue, Suite 111

Grosse Point Farms, Michigan 48236

Independent Registered Public Accounting Firm

Cohen & Company

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Robinson Alternative Yield Pre-Merger SPAC ETF	SPAX	886364678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2024

* Print the name and title of each signing officer under his or her signature.